Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net loss	$ (19,129)	$ (774,185)	$ (53,848)
Hoya Intermediate, LLC
Net loss	(19,129)	(774,185)	(53,848)
Other comprehensive income
Unrealized gain (loss) on derivative instruments	822	1,095	(7,225)
Comprehensive loss, net of taxes	(18,307)	(773,090)	(61,073)
Comprehensive loss attributable to Hoya Intermediate, LLC shareholders prior to reverse recapitalization	(12,836)	$ (773,090)	$ (61,073)
Comprehensive loss attributable to redeemable noncontrolling interests	(3,010)
Comprehensive loss attributable to Class A Common Stockholders	$ (2,461)